UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS High Income Plus Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 88.4%
Consumer Discretionary 17.2%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		938,000	949,725
8.75%, 6/1/2019		1,220,000	1,308,450
American Achievement Corp., 144A, 10.875%, 4/15/2016 (b)		940,000	930,600
Ameristar Casinos, Inc., 9.25%, 6/1/2014		395,000	423,638
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		830,000	842,450
144A, 8.375%, 11/15/2020		835,000	870,487
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		790,000	824,562
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		975,000	1,016,437
9.625%, 3/15/2018		470,000	517,000
Beazer Homes USA, Inc., 144A, 9.125%, 5/15/2019		520,000	526,500
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		755,000	777,650
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		955,000	997,975
Brunswick Corp., 144A, 11.25%, 11/1/2016		480,000	577,200
Cablevision Systems Corp.:
7.75%, 4/15/2018		115,000	122,188
8.0%, 4/15/2020		115,000	124,775
Caeser's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		1,435,000	1,302,262
11.25%, 6/1/2017		2,820,000	3,200,700
144A, 12.75%, 4/15/2018		535,000	553,725
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		575,000	97,750
Carrols Corp., 9.0%, 1/15/2013		355,000	356,331
CCO Holdings LLC:
7.0%, 1/15/2019		220,000	221,650
7.25%, 10/30/2017		955,000	993,200
7.875%, 4/30/2018		400,000	421,000
8.125%, 4/30/2020		270,000	287,550
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,740,000	2,866,725
Claire's Stores, Inc., 9.625%, 6/1/2015 (PIK) (c)		403,849	394,847
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		165,000	182,325
Series B, 9.25%, 12/15/2017		255,000	282,413
CSC Holdings LLC:
8.5%, 4/15/2014		1,330,000	1,486,275
8.5%, 6/15/2015		1,665,000	1,823,175
Dana Holding Corp.:
6.5%, 2/15/2019		330,000	335,775
6.75%, 2/15/2021		220,000	223,300
DineEquity, Inc., 144A, 9.5%, 10/30/2018		1,830,000	1,969,537
DISH DBS Corp., 7.125%, 2/1/2016		785,000	820,325
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		735,000	2,756
Ford Motor Co., 7.45%, 7/16/2031		1,775,000	1,937,665
Gannett Co., Inc.:
8.75%, 11/15/2014		240,000	267,600
9.375%, 11/15/2017		480,000	540,000
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		370,000	419,950
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	705,525
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		665,000	778,050
Hertz Corp.:
144A, 6.75%, 4/15/2019 (b)		330,000	332,063
144A, 7.5%, 10/15/2018		1,650,000	1,744,875
8.875%, 1/1/2014		794,000	814,842
Lear Corp.:
7.875%, 3/15/2018		415,000	450,275
8.125%, 3/15/2020		420,000	463,050
Levi Strauss & Co., 7.625%, 5/15/2020		375,000	392,344
Mediacom LLC, 9.125%, 8/15/2019 (c)		500,000	516,250
MGM Resorts International:
144A, 4.25%, 4/15/2015		95,000	105,331
7.625%, 1/15/2017		355,000	335,919
144A, 9.0%, 3/15/2020		400,000	442,000
144A, 10.0%, 11/1/2016 (c)		775,000	809,875
10.375%, 5/15/2014		545,000	617,212
11.125%, 11/15/2017		740,000	854,700
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		265,000	266,325
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		280,000	296,100
Norcraft Companies LP, 10.5%, 12/15/2015		1,670,000	1,782,725
Norcraft Holdings LP, 9.75%, 9/1/2012		832,000	834,080
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,865,000	1,906,962
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		605,000	650,375
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		280,000	299,250
Regal Entertainment Group, 9.125%, 8/15/2018		330,000	351,863
Sabre Holdings Corp., 8.35%, 3/15/2016		1,190,000	1,154,300
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		625,000	599,219
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		410,000	432,550
144A, 7.804%, 10/1/2020		755,000	743,290
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		530,000	573,063
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		605,000	660,962
Sonic Automotive, Inc.:
5.0%, 10/1/2029		280,000	337,750
Series B, 9.0%, 3/15/2018		1,000,000	1,060,000
Standard Pacific Corp.:
8.375%, 5/15/2018		145,000	150,800
144A, 8.375%, 5/15/2018		665,000	691,600
10.75%, 9/15/2016		790,000	924,300
Toys "R" Us, Inc., 7.375%, 10/15/2018		360,000	357,300
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		355,000	376,300
Travelport LLC:
4.921% ***, 9/1/2014		520,000	466,700
9.0%, 3/1/2016		700,000	659,750
9.875%, 9/1/2014		495,000	486,338
11.875%, 9/1/2016		265,000	255,063
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	905,000	1,375,380
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,755,000	1,895,400
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		250,000	266,875
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	380,000	546,291
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		325,000	323,375
Vertis, Inc., 13.5%, 4/1/2014 (PIK) **		321,113	9,633
Videotron Ltd., 9.125%, 4/15/2018		735,000	822,281
Visant Corp., 10.0%, 10/1/2017		845,000	895,700
Wynn Las Vegas LLC, 7.75%, 8/15/2020		505,000	535,300
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		3,217,000	32

			64,146,016
Consumer Staples 4.4%
Alliance One International, Inc., 10.0%, 7/15/2016		270,000	283,500
B&G Foods, Inc., 7.625%, 1/15/2018		285,000	302,100
Central Garden & Pet Co., 8.25%, 3/1/2018		385,000	396,550
Darling International, Inc., 144A, 8.5%, 12/15/2018		845,000	912,600
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		360,000	383,400
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		905,000	919,706
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		390,000	387,319
Michael Foods, Inc., 144A, 9.75%, 7/15/2018		950,000	1,040,250
NBTY, Inc., 144A, 9.0%, 10/1/2018		255,000	274,763
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,684,000	2,509,540
Pilgrim's Pride Corp., 144A, 7.875%, 12/15/2018		1,330,000	1,328,337
Rite Aid Corp.:
7.5%, 3/1/2017		355,000	347,900
8.0%, 8/15/2020		1,045,000	1,109,006
Smithfield Foods, Inc.:
7.75%, 7/1/2017		2,370,000	2,512,200
10.0%, 7/15/2014		905,000	1,064,506
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		330,000	341,138
SUPERVALU, Inc., 8.0%, 5/1/2016 (c)		350,000	341,250
Tops Holding Corp., 10.125%, 10/15/2015		610,000	640,500
TreeHouse Foods, Inc., 7.75%, 3/1/2018		255,000	275,081
US Foodservice:
144A, 10.25%, 6/30/2015 (PIK)		595,000	612,850
144A, 10.25%, 6/30/2015		360,000	372,600

			16,355,096
Energy 11.0%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		570,000	582,825
Arch Coal, Inc., 7.25%, 10/1/2020		200,000	210,500
Belden & Blake Corp., 8.75%, 7/15/2012		3,114,000	3,059,505
Berry Petroleum Co.:
6.75%, 11/1/2020		210,000	214,200
10.25%, 6/1/2014		670,000	772,175
Bill Barrett Corp., 9.875%, 7/15/2016		500,000	558,750
BreitBurn Energy Partners LP, 144A, 8.625%, 10/15/2020		550,000	569,250
Bristow Group, Inc., 7.5%, 9/15/2017		785,000	828,175
Chaparral Energy, Inc., 8.5%, 12/1/2015		2,360,000	2,448,500
Chesapeake Energy Corp.:
6.875%, 11/15/2020		180,000	190,125
7.25%, 12/15/2018		740,000	788,100
9.5%, 2/15/2015		70,000	81,900
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		1,050,000	1,207,500
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		240,000	261,300
8.5%, 12/15/2019		245,000	273,175
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		1,175,000	1,274,875
144A, 8.25%, 4/1/2020		630,000	688,275
Continental Resources, Inc.:
144A, 7.125%, 4/1/2021		320,000	337,600
8.25%, 10/1/2019		180,000	198,000
Crosstex Energy LP, 8.875%, 2/15/2018		595,000	644,088
Dynegy Holdings, Inc., 7.75%, 6/1/2019		628,000	450,590
Energy Transfer Equity LP, 7.5%, 10/15/2020		390,000	416,813
Frontier Oil Corp.:
6.875%, 11/15/2018		115,000	118,450
8.5%, 9/15/2016		435,000	469,800
Genesis Energy LP, 144A, 7.875%, 12/15/2018		660,000	660,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		1,340,000	1,386,900
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		255,000	262,969
Holly Corp., 9.875%, 6/15/2017		905,000	997,762
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		590,000	616,550
Inergy LP:
144A, 6.875%, 8/1/2021 (b)		140,000	141,225
144A, 7.0%, 10/1/2018		635,000	651,669
Linn Energy LLC:
144A, 7.75%, 2/1/2021		640,000	668,800
144A, 8.625%, 4/15/2020		550,000	602,250
11.75%, 5/15/2017		1,050,000	1,215,375
Murray Energy Corp., 144A, 10.25%, 10/15/2015		455,000	482,300
Newfield Exploration Co., 7.125%, 5/15/2018		2,155,000	2,311,237
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		570,000	621,300
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		220,000	224,400
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		495,000	550,688
OPTI Canada, Inc., 7.875%, 12/15/2014		1,310,000	782,725
Petrohawk Energy Corp.:
7.25%, 8/15/2018		505,000	518,888
144A, 7.25%, 8/15/2018		765,000	786,037
7.875%, 6/1/2015		350,000	371,000
10.5%, 8/1/2014		395,000	454,250
Plains Exploration & Production Co.:
7.0%, 3/15/2017		590,000	616,550
7.625%, 6/1/2018		1,180,000	1,256,700
8.625%, 10/15/2019		470,000	522,875
Quicksilver Resources, Inc., 11.75%, 1/1/2016		915,000	1,070,550
Range Resources Corp., 6.75%, 8/1/2020		190,000	199,500
Regency Energy Partners LP:
6.875%, 12/1/2018		380,000	390,450
9.375%, 6/1/2016 (c)		1,215,000	1,342,575
Sabine Pass LNG LP:
7.25%, 11/30/2013		1,595,000	1,583,037
7.5%, 11/30/2016		695,000	681,100
SandRidge Energy, Inc., 8.625%, 4/1/2015 (PIK)		255,000	262,650
SM Energy Co., 144A, 6.625%, 2/15/2019 (b)		310,000	310,000
Southwestern Energy Co., 7.5%, 2/1/2018		480,000	546,600
Stone Energy Corp.:
6.75%, 12/15/2014		1,125,000	1,105,312
8.625%, 2/1/2017		180,000	185,400

			41,024,095
Financials 14.0%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		1,415,000	1,381,394
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,475,000	1,331,187
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		1,015,000	1,047,987
8.0%, 3/15/2020		1,730,000	1,954,900
8.3%, 2/12/2015		385,000	435,050
Antero Resources Finance Corp., 9.375%, 12/1/2017		125,000	131,563
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		395,000	414,256
144A, 7.375%, 10/15/2017	EUR	250,000	349,989
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		917,800	596,570
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		1,100,000	1,105,500
Bumble Bee Acquisition Corp., 144A, 9.0%, 12/15/2017		1,330,000	1,418,112
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		920,000	986,700
Case New Holland, Inc., 7.75%, 9/1/2013		480,000	525,600

CIT Group, Inc.:
7.0%, 5/1/2013 (c)		670,912	685,169
7.0%, 5/1/2015		1,116,245	1,131,593
7.0%, 5/1/2017		2,815,000	2,839,631
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018		450,000	459,000
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		725,000	784,813
E*TRADE Financial Corp.:
7.375%, 9/15/2013		2,545,000	2,535,456
12.5%, 11/30/2017 (PIK)		1,020,000	1,212,525
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		4,218,178	0
Express LLC, 8.75%, 3/1/2018		490,000	523,075
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		430,000	452,575
Ford Motor Credit Co., LLC, 6.625%, 8/15/2017		640,000	685,799
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		345,000	396,319
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		605,000	638,275
Hellas Telecommunications Finance SCA, 144A, 8.985%, 7/15/2015 (PIK) *	EUR	513,190	422
Hexion US Finance Corp., 8.875%, 2/1/2018		4,475,000	4,821,812
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		505,000	536,563
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		415,000	462,725
144A, 8.75%, 3/15/2017		1,850,000	2,072,000
iPayment, Inc., 9.75%, 5/15/2014		645,000	627,263
National Money Mart Co., 10.375%, 12/15/2016		1,320,000	1,460,250
Navios Maritime Acquisition Corp., 144A, 8.625%, 11/1/2017		275,000	277,750
Nielsen Finance LLC:
144A, 7.75%, 10/15/2018		275,000	294,938
11.5%, 5/1/2016		166,000	193,598
Nuveen Investments, Inc.:
10.5%, 11/15/2015		1,380,000	1,421,400
144A, 10.5%, 11/15/2015		715,000	736,450
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		555,000	548,063
Pinafore LLC, 144A, 9.0%, 10/1/2018		420,000	463,575
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		760,000	782,800
9.25%, 4/1/2015		1,160,000	1,212,200
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		1,000,000	1,008,750
144A, 7.125%, 4/15/2019		885,000	913,762
144A, 7.75%, 10/15/2016		910,000	960,050
144A, 8.25%, 2/15/2021		410,000	413,588
144A, 8.5%, 5/15/2018		1,075,000	1,120,687
144A, 9.0%, 4/15/2019		1,075,000	1,128,750
Roadhouse Financing, Inc., 144A, 10.75%, 10/15/2017		205,000	226,525
SLM Corp., 8.0%, 3/25/2020		590,000	615,075
Susser Holdings LLC, 8.5%, 5/15/2016		305,000	329,400
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		640,000	734,400
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,790,000	895
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		220,000	229,350
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		2,885,000	3,278,081
Wind Acquisition Finance SA, 144A, 11.75%, 7/15/2017		700,000	798,000
WMG Acquisition Corp., 9.5%, 6/15/2016		615,000	657,280

			52,349,440
Health Care 3.6%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019 (b)		220,000	226,050
Community Health Systems, Inc., 8.875%, 7/15/2015		835,000	881,969
DaVita, Inc.:
6.375%, 11/1/2018		235,000	236,763
6.625%, 11/1/2020		235,000	238,525
Hanger Orthopedic Group, Inc., 7.125%, 11/15/2018		250,000	254,688
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021 (c)		1,100,000	1,146,750
HCA, Inc.:
9.25%, 11/15/2016		4,060,000	4,369,575
9.625%, 11/15/2016 (PIK)		1,283,000	1,384,036
IASIS Healthcare LLC, 8.75%, 6/15/2014		810,000	831,262
Mylan, Inc., 144A, 7.875%, 7/15/2020		175,000	193,594
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		445,000	458,350
144A, 7.0%, 10/1/2020		700,000	721,875
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		565,000	580,537
144A, 8.0%, 2/1/2018		515,000	527,875
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		895,000	554,900
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		765,000	795,600

			13,402,349
Industrials 9.9%
Accuride Corp., 144A, 9.5%, 8/1/2018		730,000	810,300
Actuant Corp., 6.875%, 6/15/2017		450,000	457,875
Aguila 3 SA, 144A, 7.875%, 1/31/2018		570,000	581,400
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		350,000	372,313
ARAMARK Corp., 8.5%, 2/1/2015		930,000	969,525
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		1,110,000	1,139,137
ArvinMeritor, Inc.:
8.125%, 9/15/2015 (c)		560,000	597,100
10.625%, 3/15/2018		630,000	718,200
BE Aerospace, Inc.:
6.875%, 10/1/2020		380,000	394,250
8.5%, 7/1/2018		1,195,000	1,302,550
Belden, Inc.:
7.0%, 3/15/2017		585,000	593,775
9.25%, 6/15/2019		545,000	603,588
Briggs & Stratton Corp., 6.875%, 12/15/2020		370,000	386,650
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019 (b)		770,000	787,325
Cenveo Corp.:
8.875%, 2/1/2018		1,110,000	1,096,125
144A, 10.5%, 8/15/2016		580,000	582,900
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		1,375,000	1,464,375
Clean Harbors, Inc., 7.625%, 8/15/2016		346,000	366,760
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		392,040	258,746
Corrections Corp. of America, 7.75%, 6/1/2017		245,000	267,663
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		162,000	176,985
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		885,000	913,762
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		410,000	425,375
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		360,000	358,200
Garda World Security Corp., 144A, 9.75%, 3/15/2017		670,000	718,575
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		460,000	468,050
H&E Equipment Services, Inc., 8.375%, 7/15/2016		1,120,000	1,164,800
Interline Brands, Inc., 7.0%, 11/15/2018		535,000	549,713
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		695,000	675,887
10.625%, 10/15/2016		605,000	641,300
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		1,665,000	1,735,762
8.0%, 2/1/2018		1,195,000	1,301,056
Kansas City Southern Railway Co., 8.0%, 6/1/2015		1,080,000	1,166,400
Navios Maritime Holdings, Inc.:
144A, 8.125%, 2/15/2019		715,000	697,125
8.875%, 11/1/2017		350,000	378,000
Oshkosh Corp.:
8.25%, 3/1/2017		130,000	142,675
8.5%, 3/1/2020		255,000	284,963
Ply Gem Industries, Inc., 13.125%, 7/15/2014		980,000	1,068,200
RailAmerica, Inc., 9.25%, 7/1/2017		484,000	534,215
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		1,215,000	1,303,087
11.75%, 8/1/2016		195,000	210,844
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		240,000	252,600
Sitel LLC, 144A, 11.5%, 4/1/2018		995,000	890,525
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		400,000	408,000
7.5%, 10/1/2017		365,000	387,813
SPX Corp., 144A, 6.875%, 9/1/2017		230,000	247,250
Titan International, Inc., 144A, 7.875%, 10/1/2017		1,720,000	1,831,800
TransDigm, Inc., 144A, 7.75%, 12/15/2018		680,000	729,300
Triumph Group, Inc., 8.0%, 11/15/2017		120,000	127,200
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		595,000	606,900
United Rentals North America, Inc.:
9.25%, 12/15/2019		1,415,000	1,591,875
10.875%, 6/15/2016		680,000	783,700
USG Corp., 144A, 9.75%, 8/1/2014		360,000	388,800

			36,911,294
Information Technology 5.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		914,000	726,630
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		385,000	398,475
Amkor Technology, Inc., 7.375%, 5/1/2018		430,000	448,813
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		630,000	656,775
CDW LLC, 11.0%, 10/12/2015		1,595,000	1,684,719
CommScope, Inc., 144A, 8.25%, 1/15/2019		875,000	907,813
Equinix, Inc., 8.125%, 3/1/2018		1,510,000	1,630,800
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		180,000	193,050
7.875%, 7/15/2020		240,000	259,800
First Data Corp.:
144A, 8.25%, 1/15/2021		1,180,000	1,135,750
144A, 8.875%, 8/15/2020		885,000	953,587
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		2,755,000	3,051,162
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	385,000	578,517
Jabil Circuit, Inc., 7.75%, 7/15/2016		235,000	266,725
MasTec, Inc., 7.625%, 2/1/2017		805,000	796,950
SunGard Data Systems, Inc.:
144A, 7.375%, 11/15/2018		250,000	255,000
10.25%, 8/15/2015		2,920,000	3,076,950
10.625%, 5/15/2015		605,000	672,306
Unisys Corp., 144A, 12.75%, 10/15/2014		635,000	762,000
Vangent, Inc., 9.625%, 2/15/2015		455,000	428,838

			18,884,660
Materials 10.1%
Appleton Papers, Inc., 11.25%, 12/15/2015		328,000	285,360
Berry Plastics Corp.:
8.25%, 11/15/2015		1,090,000	1,177,200
9.5%, 5/15/2018		670,000	706,850
144A, 9.75%, 1/15/2021		835,000	872,575
Boise Paper Holdings LLC, 8.0%, 4/1/2020		305,000	330,163
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		415,000	435,750
Celanese US Holdings LLC, 144A, 6.625%, 10/15/2018		360,000	375,300
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		1,865,000	1,760,094
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		715,000	741,812
Compass Minerals International, Inc., 8.0%, 6/1/2019		670,000	723,600
CPG International I, Inc., 10.5%, 7/1/2013		1,500,000	1,533,750
Crown Americas LLC:
144A, 6.25%, 2/1/2021		95,000	95,713
7.625%, 5/15/2017		250,000	271,250
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	230,000	333,012
Domtar Corp., 10.75%, 6/1/2017		605,000	771,375
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		2,535,000	2,535,000
Exopack Holding Corp., 11.25%, 2/1/2014		1,875,000	1,926,562
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		250,000	258,125
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		1,281,636	1,166,289
10.0%, 3/31/2015		1,260,800	1,172,544
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		130,000	137,800
9.5%, 6/15/2017		1,315,000	1,456,362
Greif, Inc., 7.75%, 8/1/2019		190,000	207,100
Hexcel Corp., 6.75%, 2/1/2015		253,000	257,428
Huntsman International LLC:
8.625%, 3/15/2020		630,000	696,150
144A, 8.625%, 3/15/2021		255,000	280,500
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		555,000	607,725
144A, 9.25%, 5/15/2015	EUR	205,000	304,533
Koppers, Inc., 7.875%, 12/1/2019		725,000	783,000
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		512,000	571,520
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		290,000	284,925
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		1,455,000	1,549,575
144A, 9.5%, 1/15/2021	EUR	705,000	1,027,992
Nalco Co., 144A, 6.625%, 1/15/2019		455,000	474,906
NewMarket Corp., 7.125%, 12/15/2016		1,390,000	1,424,750
Novelis, Inc.:
144A, 8.375%, 12/15/2017		1,450,000	1,562,375
144A, 8.75%, 12/15/2020		855,000	928,744
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	235,000	328,990
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016 (b)		215,000	219,031
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		545,000	559,988
Radnor Holdings Corp., 11.0%, 3/15/2010 **		290,000	29
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		510,000	540,600
Silgan Holdings, Inc., 7.25%, 8/15/2016		675,000	722,250
Solo Cup Co., 10.5%, 11/1/2013		1,090,000	1,149,950
Texas Industries, Inc., 9.25%, 8/15/2020		835,000	895,537
United States Steel Corp., 7.375%, 4/1/2020		850,000	881,875
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		240,000	248,700
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		1,575,000	1,657,687
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) **		1,056,476	380,331

			37,612,677
Telecommunication Services 9.8%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		245,000	260,925
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,820,000	1,838,200
8.375%, 10/15/2020		1,875,000	1,828,125
8.75%, 3/15/2018		695,000	665,462
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		620,000	675,800
144A, 12.0%, 12/1/2017		170,000	183,600
Cricket Communications, Inc.:
7.75%, 10/15/2020		2,650,000	2,557,250
10.0%, 7/15/2015 (c)		465,000	509,175
Crown Castle International Corp., 9.0%, 1/15/2015		1,200,000	1,338,000
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		890,000	991,237
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,840,000	2,957,150
ERC Ireland Preferred Equity Ltd., 144A, 8.05% ***, 2/15/2017 (PIK)	EUR	817,402	2,863
Frontier Communications Corp.:
7.875%, 4/15/2015		115,000	127,650
8.25%, 4/15/2017		705,000	789,600
8.5%, 4/15/2020		940,000	1,059,850
8.75%, 4/15/2022		120,000	135,300
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		272,326	95,314
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,820,000	1,879,150
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		1,275,000	1,303,687
11.25%, 6/15/2016		670,000	720,250
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		2,060,000	2,348,400
Intelsat Subsidiary Holding Co. SA:
8.875%, 1/15/2015		1,410,000	1,455,825
Series B, 144A, 8.875%, 1/15/2015		235,000	241,463
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		1,105,000	1,066,325
7.875%, 9/1/2018		760,000	794,200
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		640,000	644,000
Pacnet Ltd., 144A, 9.25%, 11/9/2015		410,000	423,085
Qwest Communications International, Inc., 8.0%, 10/1/2015		600,000	649,500
Qwest Corp., 8.375%, 5/1/2016		420,000	502,950
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		195,000	213,038
8.25%, 8/15/2019		260,000	286,650
Sprint Nextel Corp., 8.375%, 8/15/2017 (c)		1,250,000	1,365,625
Telesat Canada, 11.0%, 11/1/2015		2,515,000	2,823,087
West Corp.:
144A, 7.875%, 1/15/2019		515,000	534,313
144A, 8.625%, 10/1/2018		135,000	144,788
Windstream Corp.:
7.0%, 3/15/2019		690,000	686,550
144A, 7.75%, 10/15/2020		325,000	335,563
7.875%, 11/1/2017		1,450,000	1,553,312
8.125%, 9/1/2018		605,000	642,813
8.625%, 8/1/2016		115,000	121,900

			36,751,975
Utilities 3.4%
AES Corp.:
8.0%, 10/15/2017		595,000	644,087
8.0%, 6/1/2020		855,000	931,950
Calpine Corp.:
144A, 7.5%, 2/15/2021		885,000	896,062
144A, 7.875%, 7/31/2020		1,010,000	1,057,975
Edison Mission Energy, 7.0%, 5/15/2017		2,340,000	1,918,800
Ferrellgas LP, 144A, 6.5%, 5/1/2021		220,000	213,400
GenOn Energy, Inc.:
7.875%, 6/15/2017		265,000	266,988
144A, 9.5%, 10/15/2018		255,000	266,794
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		535,000	576,463
NRG Energy, Inc.:
7.375%, 2/1/2016		685,000	708,975
7.375%, 1/15/2017		3,265,000	3,395,600
144A, 7.625%, 1/15/2018		920,000	931,500
144A, 8.25%, 9/1/2020		885,000	908,231

			12,716,825

Total Corporate Bonds (Cost $320,960,131)			330,154,427
Loan Participations and Assignments 4.4%
Senior Loans *** 4.1%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010 **		700,000	0
Buffets, Inc.:
First Lien Letter of Credit, 7.553%, 4/22/2015		125,157	101,377
Term Loan B, 12.0%, 4/21/2015		314,589	302,136
Burger King Corp., Term Loan B, 6.25%, 10/19/2016		865,000	873,001
Charter Communications Operating LLC, Term Loan, 7.25%, 3/6/2014		951,386	977,749
Clear Channel Communications, Inc., Term Loan B, 3.91%, 1/28/2016		1,110,000	1,000,526
Dunkin' Brands, Inc., Term Loan B, 5.75%, 11/23/2017		650,000	661,239
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.26%, 3/26/2014		1,644,622	1,469,881
Letter of Credit, 2.303%, 3/26/2014		98,579	88,105
Term Loan, 10.5%, 3/26/2014		518,438	522,424
IASIS Healthcare LLC, Term Loan, 5.554%, 6/13/2014 (PIK)		1,133,843	1,120,384
Kabel Deutschland GmbH, Term Loan, 8.272%, 11/19/2014 (PIK)	EUR	3,049,894	4,170,800
Pinafore LLC, Term Loan B, 6.25%, 9/29/2016		1,105,016	1,123,801
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		620,000	631,916
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		460,000	467,572
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **		1,665,875	1,228,583
US Foodservice, Inc., Term Loan B, 2.76%, 7/3/2014		821,487	796,551

			15,536,045
Sovereign Loans 0.3%
VIP Finance Ireland Ltd.:
144A, 6.493%, 2/2/2016 (b)		200,000	202,338
144A, 7.748%, 2/2/2021 (b)		805,000	807,012

			1,009,350

Total Loan Participations and Assignments (Cost $16,981,755)			16,545,395
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $736,761)		1,279,000	996,021

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $43,000)	43	43,000

	Shares	Value ($)
Common Stocks 4.2%
Consumer Discretionary 1.2%
Ameristar Casinos, Inc. (c)	20,700	317,952
AutoNation, Inc.* (c)	5,800	166,518
Buffets Restaurants Holdings, Inc.*	24,283	71,635
Cablevision Systems Corp. (New York Group) "A"	22,600	765,010
Charter Communications, Inc. "A"*	9,000	378,000
Dex One Corp.*	6,228	34,254
Expedia, Inc.	27,120	682,339
Ford Motor Co.* (c)	8,000	127,600
JC Penney Co., Inc.	8,185	262,493
Lamar Advertising Co. "A"*	12,800	471,552
Macy's, Inc.	11,265	260,785
Orbitz Worldwide, Inc.*	50,750	260,347
Phillips-Van Heusen Corp.	7,518	438,826
Sonic Automotive, Inc. "A" (c)	8,900	110,805
SuperMedia, Inc.*	1,160	8,247
Trump Entertainment Resorts, Inc.*	72	1,313
Vertis Holdings, Inc.*	12,403	0

		4,357,676
Energy 0.9%
Continental Resources, Inc.*	4,000	256,840
El Paso Corp.	30,000	476,400
EXCO Resources, Inc.	23,600	473,888
Frontier Oil Corp.*	12,900	268,320
Petrohawk Energy Corp.*	19,500	390,975
Range Resources Corp.	15,000	748,050
Williams Companies, Inc.	27,335	737,772

		3,352,245
Industrials 0.7%
Congoleum Corp.*	1,188,000	1
General Cable Corp.*	3,700	136,937
Hexcel Corp.*	24,555	467,036
Kansas City Southern*	26,350	1,316,973
Navios Maritime Acquisition Corp.	92,938	408,927
Quad Graphics, Inc.*	873	38,814
TransDigm Group, Inc.*	3,000	232,440

		2,601,128
Materials 1.0%
Crown Holdings, Inc.*	36,000	1,200,960
Freeport-McMoRan Copper & Gold, Inc.	9,000	978,750
GEO Specialty Chemicals, Inc.*	18,710	15,902
GEO Specialty Chemicals, Inc. 144A*	1,703	1,448
Huntsman Corp.	20,000	348,200
Koppers Holdings, Inc.	4,500	173,160
LyondellBasell Industries NV "A"*	23,334	838,624
Verso Paper Corp.*	45,000	210,150

		3,767,194
Telecommunication Services 0.2%
Crown Castle International Corp.*	8,880	374,470
SBA Communications Corp. "A"*	9,980	407,184

		781,654
Utilities 0.2%
AES Corp.*	21,000	260,400
GenOn Energy, Inc.*	73,015	302,282
NRG Energy, Inc.*	18,500	383,875

		946,557

Total Common Stocks (Cost $15,880,161)		15,806,454
Preferred Stock 0.3%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $1,023,592)	1,120	1,076,320
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,593	48
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	1,219	11,683

Total Warrants (Cost $239,283)		11,731
Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 0.25% (d) (e) (Cost $7,692,493)	7,692,493	7,692,493
Cash Equivalents 0.4%
Central Cash Management Fund, 0.18% (d) (Cost $1,357,366)	1,357,366	1,357,366

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $364,914,542) †	100.1	373,683,207
Other Assets and Liabilities, Net	(0.1)	(463,642)

Net Assets	100.0	373,219,565

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	700,000	USD	708,969	0
CanWest MediaWorks LP	9.25%	8/1/2015	575,000	USD	575,000	97,750
Eaton Vance Corp., CDO II	13.68%	7/15/2012	4,218,178	USD	2,037,287	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	735,000	USD	737,588	2,756
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	272,326	USD	259,144	95,314
Radnor Holdings Corp.	11.0%	3/15/2010	290,000	USD	186,538	29
Tribune Co.	LIBOR plus 3.0%	6/4/2014	1,665,875	USD	1,348,928	1,228,583
Tropicana Entertainment LLC	9.625%	12/15/2014	1,790,000	USD	1,346,099	895
Vertis, Inc.	13.5%	4/1/2014	321,113	USD	130,452	9,633
Wolverine Tube, Inc.	15.0%	3/31/2012	1,056,476	USD	1,056,476	380,331
Young Broadcasting, Inc.	8.75%	1/15/2014	3,217,000	USD	2,798,393	32
					11,184,874	1,815,323

***
These securities are shown at their current rate as of January 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $365,227,134.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $8,456,073.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,272,635 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,816,562.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	When-issued security and delayed delivery.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2011 amounted to $7,171,492 which is 1.9% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At January 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	720,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	71,621	8,825	62,796
6/21/2010 9/20/2013	1,320,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	131,306	(37,950)	169,256
6/21/2010 9/20/2013	280,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	27,853	(8,050)	35,903
6/21/2010 9/20/2013	720,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	71,622	(25,200)	96,822
6/21/2010 9/20/2015	1,020,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	114,453	(18,183)	132,636
6/21/2010 9/20/2015	200,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	22,442	(13,791)	36,233
6/21/2010 9/20/2015	215,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	24,125	(17,200)	41,325
6/21/2010 9/20/2015	385,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	43,200	(34,650)	77,850
6/21/2010 9/20/2015	325,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	36,468	(30,875)	67,343
Total unrealized appreciation					720,164

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
Counterparties:
1	Citigroup, Inc.
2	The Goldman Sachs & Co.
3	Bank of America
4	Credit Suisse
5	JPMorgan Chase Securities, Inc.
As of January 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	55,650	EUR	40,600	2/25/2011	(80)	JPMorgan Chase Securities, Inc.
EUR	7,474,500	USD	10,074,251	2/25/2011	(156,349)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(156,429)

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$326,533,477	$3,620,950	$330,154,427
Loan Participations and Assignments	—	16,545,395	0	16,545,395
Preferred Security	—	996,021	—	996,021
Other Investments	—	—	43,000	43,000
Common Stocks(h)	15,787,790	—	18,664	15,806,454
Preferred Stock	—	1,076,320	—	1,076,320
Warrants(h)	—	—	11,731	11,731
Short-Term Investments	9,049,859	—	—	9,049,859
Derivatives(i)	—	720,164	—	720,164
Total	$24,837,649	$345,871,377	$3,694,345	$374,403,371
Liabilities
Derivatives(i)	$—	$(156,429)	$—	$(156,429)
Total	$—	$(156,429)	$—	$(156,429)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of October 31, 2010	$3,994,109		$0	$43,000	$18,663	$48	$4,055,820
Realized gain (loss)	—		—	—	—	—	—
Change in unrealized appreciation (depreciation)	8,124		0	0	1	11,683	19,808
Amortization premium/discount	49,256		—	—	—	—	49,256
Net purchases (sales)	—		—	—	0	—	0
Transfers into Level 3	550,680	(j)	—	—	—	—	550,680
Transfers (out) of Level 3	(981,219	)(k)	—	—	—	—	(981,219)
Balance as of January 31, 2011	$3,620,950		$0	$43,000	$18,664	$11,731	$3,694,345
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2011	$8,124		$0	$0	$1	$11,683	$19,808

Transfers between price levels are recognized at the beginning of the reporting period.
(j)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(k)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$720,164	$—
Foreign Exchange Contracts	$—	$(156,429)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011